UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             CLAIRVOYANCE CAPITAL ADVISORS PTE. LTD.
Address:          80 Raffles Place
                  45-01, UOB Plaza
                  Singapore 048624


Form 13F File Number: 028-13936

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ian Tan
Title:            Chief Compliance Officer
Phone:            (65) 6305 2209

Signature, Place, and Date of Signing:

/s/ Ian Tan              Singapore            February 14, 2011
---------------          -------------        -----------------
  [Signature]            [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     13

Form 13F Information Table Value Total:     $51,630 (thousands)


List of Other Included Managers:

None



                                                               FORM 13F INFORMATION TABLE

                                                                     SHARES
                                TITLE OF                     VALUE   OR PRN    SH/  PUT/ INVSTMT   OTHER         VOTING AUTHORITY
NAME OF ISSUER                  CLASS            CUSIP     (x$1000)   AMT      PRN  CALL DISCRETN  MANAGERS   SOLE    SHARED   NONE
--------------                  --------         ------    --------  --------  ---- ---- --------  --------   ----    ------   ----
APPLE INC                       COM              037833100    3,484      10,800 SH        Sole                   10,800  0       0
BROADCOM CORP                   CL A             111320107      436      10,000 SH        Sole                   10,000  0       0
CORNING INC                     COM              219350105   11,355     587,709 SH        Sole                  587,709  0       0
MEMC ELECTR MATLS INC           COM              552715104   17,257   1,532,604 SH        Sole                1,532,604  0       0
MULTI FINELINE ELECTRONIX IN    COM              62541B101      265      10,000 SH        Sole                   10,000  0       0
NXP SEMICONDUCTORS N V          COM              N6596X109      209      10,000 SH        Sole                   10,000  0       0
OMNIVISION TECHNOLOGIES INC     COM              682128103    3,656     123,477 SH        Sole                  123,477  0       0
SANDISK CORP                    COM              80004C101    5,315     106,600 SH        Sole                  106,600  0       0
SEMILEDS CORP                   COM              816645105      291      10,000 SH        Sole                   10,000  0       0
SINA CORP                       ORD              G81477104    2,065      30,000 SH        Sole                   30,000  0       0
TAIWAN SEMICONDUCTOR MFG LTD    SPONSORED ADR    874039100    5,885     469,300 SH  CALL  Sole                  469,300  0       0
VEECO INSTRS INC DEL            COM              922417100      749      17,433 SH        Sole                   17,433  0       0
YAHOO INC                       COM              984332106      664      39,955 SH        Sole                   39,955  0       0
